ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	Sep. 14, 2022	Sep. 13, 2022	Apr. 27, 2022	Feb. 28, 2022	Dec. 31, 2021	Oct. 01, 2017
SYLA Brain Co., Ltd. [Member]
Entity ownership interest			5.00%		67.00%
Makoto Ariki [Member]
Entity ownership interest		50.00%	5.00%
SYLA Biotech Co., Ltd. [Member]
Entity ownership interest	60.00%	50.00%
SYLA Co., Ltd. [Member]
Entity ownership interest						100.00%
SYLA Solar Co., Ltd. [Member]
Entity ownership interest				100.00%